Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss for the period	$ (20,101)	$ (18,045)
Depreciation	158	158
Share-based compensation expense	3,514	139
Finance income	(5,833)	(5,225)
Finance expense	352	357
Movement of expected credit loss	6	(47)
Foreign exchange gain	(1,860)	(1,787)
Movement in working capital	1,369	2,237
Cash flows used in operating activities	(22,395)	(22,213)
Finance expense paid	(360)	(366)
Finance income received	5,215	3,047
Net cash used in operating activities	(17,540)	(19,532)
Cash flows from investing activities
Purchase of property, plant and equipment	(63)	(20)
Proceeds from sale of other financial assets	19,585	15,000
Proceeds from redemptions and disposals of marketable securities	8,026	13,540
Cash flows from investing activities	27,548	28,520
Cash flows from financing activities
Payment of lease liability	(63)	(185)
Proceeds from equity public offering	150,000	0
Transaction costs from equity public offering	(10,152)	0
Net cash flows from/(used in) financing activities	139,785	(185)
Net increase in cash and cash equivalents	149,793	8,803
Cash and cash equivalents at the beginning of the period	100,791	78,420
Impact of foreign exchange on cash and cash equivalents	3,289	(92)
Cash and cash equivalents at the end of the period	$ 253,873	$ 87,131